Interest, advances, promissory notes payable and loan payable (Details 6) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Beginning Balance	$ 2,188,515	$ 1,842,982
Accreted interest on loan	47,414	48,020
Borrowing cost (recorded in interest expense)	148,118	150,010
Accrued interest (recorded in interest expense)	112,253	111,676
Foreign exchange adjustment	(74,458)	35,827
Ending Balance	$ 2,421,842	$ 2,188,515